Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.934%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,504,048.70

Principal:
Principal Collections	$24,765,147.50
Prepayments in Full	$12,564,459.95
Liquidation Proceeds	$678,990.23
Recoveries	$174,369.16
Sub Total	$38,182,966.84
Collections	$40,687,015.54

Purchase Amounts:
Purchase Amounts Related to Principal	$219,262.45
Purchase Amounts Related to Interest	$723.84
Sub Total	$219,986.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,907,001.83

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,907,001.83
Servicing Fee	$738,547.60	$738,547.60	$0.00	$0.00	$40,168,454.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,168,454.23
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$40,168,454.23
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$40,168,454.23
Interest - Class A-3 Notes	$557,314.82	$557,314.82	$0.00	$0.00	$39,611,139.41
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$39,436,562.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,436,562.58
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$39,342,603.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,342,603.58
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$39,274,738.16
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,274,738.16
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$39,191,518.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,191,518.58
Regular Principal Payment	$36,331,847.05	$36,331,847.05	$0.00	$0.00	$2,859,671.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,859,671.53
Residual Released to Depositor	$0.00	$2,859,671.53	$0.00	$0.00	$0.00
Total		$40,907,001.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$36,331,847.05
Total					$36,331,847.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$36,331,847.05	$61.81	$557,314.82	$0.95	$36,889,161.87	$62.76
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$36,331,847.05	$19.33	$976,935.65	$0.52	$37,308,782.70	$19.85

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$576,532,573.62	0.9808312	$540,200,726.57	0.9190213
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$838,092,573.62	0.4459457	$801,760,726.57	0.4266137

Pool Information
Weighted Average APR	3.516%	3.507%
Weighted Average Remaining Term	39.56	38.76
Number of Receivables Outstanding	53,355	52,113
Pool Balance	$886,257,120.99	$847,111,841.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$841,679,439.87	$804,760,413.63
Pool Factor	0.4565046	0.4363411

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$12,706,677.62
Yield Supplement Overcollateralization Amount	$42,351,427.63
Targeted Overcollateralization Amount	$45,351,114.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,351,114.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		181	$917,419.60
(Recoveries)		90	$174,369.16
Net Loss for Current Collection Period			$743,050.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0061%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6056%
Second Prior Collection Period			0.7222%
Prior Collection Period			0.7656%
Current Collection Period			1.0288%
Four Month Average (Current and Prior Three Collection Periods)			0.7806%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,408	$9,294,725.85
(Cumulative Recoveries)			$912,511.37
Cumulative Net Loss for All Collection Periods			$8,382,214.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4318%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,727.33
Average Net Loss for Receivables that have experienced a Realized Loss			$2,459.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.59%	706	$13,450,697.38
61-90 Days Delinquent	0.19%	81	$1,610,517.69
91-120 Days Delinquent	0.06%	23	$541,962.43
Over 120 Days Delinquent	0.11%	39	$911,524.92
Total Delinquent Receivables	1.95%	849	$16,514,702.42

Repossession Inventory:
Repossessed in the Current Collection Period		37	$817,455.84
Total Repossessed Inventory		65	$1,475,834.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2621%
Prior Collection Period			0.2980%
Current Collection Period			0.2744%
Three Month Average			0.2782%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer